American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value Fund
November 30, 2022

Avantis U.S. Small Cap Value Fund - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.3%
AAR Corp.(1)	9,381	436,779
AerSale Corp.(1)	7,640	121,094
Moog, Inc., Class A	8,633	751,330
		1,309,203
Air Freight and Logistics — 1.4%
Air Transport Services Group, Inc.(1)	55,349	1,551,986
Atlas Air Worldwide Holdings, Inc.(1)	22,531	2,270,449
Hub Group, Inc., Class A(1)	19,753	1,662,215
		5,484,650
Airlines — 0.7%
Allegiant Travel Co.(1)	10,846	895,988
JetBlue Airways Corp.(1)	147,490	1,174,021
SkyWest, Inc.(1)	29,145	537,725
Wheels Up Experience, Inc.(1)	52,414	67,090
		2,674,824
Auto Components — 1.0%
American Axle & Manufacturing Holdings, Inc.(1)	95,275	991,813
Goodyear Tire & Rubber Co.(1)	187,810	2,107,228
LCI Industries	9,978	986,425
Modine Manufacturing Co.(1)	38	804
Motorcar Parts of America, Inc.(1)	5,397	60,824
Strattec Security Corp.(1)	45	1,118
		4,148,212
Automobiles — 1.2%
Harley-Davidson, Inc.	5,577	262,844
Thor Industries, Inc.	34,957	3,011,196
Winnebago Industries, Inc.	21,557	1,263,025
Workhorse Group, Inc.(1)(2)	72,304	166,299
		4,703,364
Banks — 15.5%
1st Source Corp.	3,078	175,754
ACNB Corp.	923	36,274
Amalgamated Financial Corp.	10,082	268,887
Amerant Bancorp, Inc.	13,742	404,839
American National Bankshares, Inc.	1,409	54,345
Ameris Bancorp	31,509	1,666,196
Ames National Corp.	1,518	34,762
Arrow Financial Corp.	3,465	121,864
Associated Banc-Corp.	65,118	1,601,903
Banc of California, Inc.	25,830	438,335
BancFirst Corp.	4,390	447,517
Bancorp, Inc.(1)	22,756	681,997
Bank First Corp.(2)	423	40,198
Bank of Hawaii Corp.	15,983	1,289,349
Bank OZK	13,229	610,518
BankFinancial Corp.	377	3,717
BankUnited, Inc.	37,259	1,368,150
Banner Corp.	17,031	1,202,729

Bar Harbor Bankshares	2,956	89,478
Baycom Corp.	1,850	35,076
BCB Bancorp, Inc.	3,352	63,185
Berkshire Hills Bancorp, Inc.	9,272	289,101
Brookline Bancorp., Inc.	37,017	526,382
Business First Bancshares, Inc.	3,317	78,016
Byline Bancorp, Inc.	9,248	210,762
C&F Financial Corp.	431	24,140
Cambridge Bancorp	1,271	113,005
Camden National Corp.	3,837	167,984
Capital Bancorp, Inc.	2,756	68,404
Capital City Bank Group, Inc.	2,809	98,877
Capstar Financial Holdings, Inc.	3,560	63,724
Carter Bankshares, Inc.(1)	2,856	52,950
Cathay General Bancorp	28,187	1,309,850
CB Financial Services, Inc.(2)	235	5,283
Central Pacific Financial Corp.	12,145	257,353
Central Valley Community Bancorp	2,641	53,876
Chemung Financial Corp.	842	39,995
City Holding Co.	6,514	663,907
Civista Bancshares, Inc.	2,482	56,739
CNB Financial Corp.	3,804	97,192
Coastal Financial Corp.(1)	250	12,480
Colony Bankcorp, Inc.	416	5,703
Columbia Banking System, Inc.	27,805	947,038
Community Financial Corp.	1,296	51,905
Community Trust Bancorp, Inc.	5,680	272,129
ConnectOne Bancorp, Inc.	15,019	394,099
CrossFirst Bankshares, Inc.(1)	10,197	141,432
Customers Bancorp, Inc.(1)	15,789	509,511
Dime Community Bancshares, Inc.	18,184	648,623
Eagle Bancorp Montana, Inc.	1,752	31,186
Eagle Bancorp, Inc.	14,417	679,906
Enterprise Bancorp, Inc.	1,329	46,488
Enterprise Financial Services Corp.	15,755	824,617
Equity Bancshares, Inc., Class A	3,501	127,997
Esquire Financial Holdings, Inc.	1,574	70,578
Evans Bancorp, Inc.	1,322	51,465
Farmers National Banc Corp.	6,519	99,154
FB Financial Corp.	12,245	524,208
Financial Institutions, Inc.	3,877	98,166
First BanCorp	105,580	1,623,820
First Bancorp, Inc.	227	7,137
First Bancorp/Southern Pines NC	6,690	325,335
First Bancshares, Inc.	4,395	150,265
First Bank/Hamilton NJ	4,600	70,564
First Busey Corp.	22,561	588,165
First Business Financial Services, Inc.	977	37,439
First Commonwealth Financial Corp.	30,821	453,685
First Community Bankshares, Inc.	2,500	92,375
First Community Corp.	85	1,749
First Financial Corp.	4,114	197,760
First Foundation, Inc.	24,626	345,010
First Guaranty Bancshares, Inc.	266	6,647
First Internet Bancorp	3,003	77,958

First Merchants Corp.	705	31,168
First Mid Bancshares, Inc.	4,108	142,342
First of Long Island Corp.	5,675	110,379
First Savings Financial Group, Inc.	1,383	31,048
First United Corp.	279	5,736
First Western Financial, Inc.(1)	900	27,360
Flushing Financial Corp.	12,918	269,469
FNB Corp.	73,674	1,038,803
FNCB Bancorp, Inc.	206	1,640
Franklin Financial Services Corp.	146	4,497
Fulton Financial Corp.	76,555	1,423,157
FVCBankcorp, Inc.(1)	598	11,822
Great Southern Bancorp, Inc.	4,818	301,848
Hancock Whitney Corp.	35,648	1,954,936
Hanmi Financial Corp.	18,029	487,684
HarborOne Bancorp, Inc.	11,000	160,930
Hawthorn Bancshares, Inc.	792	16,727
HBT Financial, Inc.	2,201	43,250
Heartland Financial USA, Inc.	14,573	711,017
Hilltop Holdings, Inc.	23,313	694,727
HomeStreet, Inc.	8,098	221,075
HomeTrust Bancshares, Inc.	2,923	74,829
Hope Bancorp, Inc.	51,020	694,892
Horizon Bancorp, Inc.	13,036	211,965
Independent Bank Corp. (Michigan)	5,710	140,123
International Bancshares Corp.	21,985	1,158,170
Investar Holding Corp.	2,251	49,837
Lakeland Bancorp, Inc.	18,210	340,163
Lakeland Financial Corp.	3,035	239,644
Landmark Bancorp, Inc.	195	5,033
LCNB Corp.	1,807	32,960
Limestone Bancorp, Inc.	58	1,496
Live Oak Bancshares, Inc.	8,775	292,646
Macatawa Bank Corp.	7,793	86,580
Mercantile Bank Corp.	3,782	131,651
Meridian Corp.	1,533	51,708
Metrocity Bankshares, Inc.	3,750	84,375
Metropolitan Bank Holding Corp.(1)	3,568	226,711
Mid Penn Bancorp, Inc.	1,366	45,078
Midland States Bancorp, Inc.	7,780	209,360
MidWestOne Financial Group, Inc.	3,723	129,895
MVB Financial Corp.	2,840	67,819
National Bank Holdings Corp., Class A	8,652	402,405
National Bankshares, Inc.	300	11,790
NBT Bancorp, Inc.	20,589	950,388
Northeast Bank	1,928	81,632
Northrim BanCorp, Inc.	1,797	99,931
Oak Valley Bancorp	775	15,120
OceanFirst Financial Corp.	14,614	341,383
OFG Bancorp	29,609	857,773
Old National Bancorp	1	19
Old Second Bancorp, Inc.	13,543	236,461
Origin Bancorp, Inc.	8,492	347,493
Orrstown Financial Services, Inc.	2,704	72,765
Pacific Premier Bancorp, Inc.	43,316	1,600,526

PacWest Bancorp	47,666	1,245,036
Park National Corp.	4,634	701,263
Parke Bancorp, Inc.	2,104	45,762
Pathward Financial, Inc.	10,015	435,953
PCB Bancorp.	1,436	26,738
Peapack-Gladstone Financial Corp.	4,207	173,413
Peoples Bancorp of North Carolina, Inc.	588	17,475
Peoples Bancorp, Inc.	5,085	152,550
Plumas Bancorp	642	22,791
Popular, Inc.	16,729	1,221,552
Preferred Bank	6,211	469,490
Premier Financial Corp.	12,362	360,723
Primis Financial Corp.	5,304	65,504
QCR Holdings, Inc.	9,206	484,328
RBB Bancorp	3,757	84,420
Red River Bancshares, Inc.	185	9,713
Republic Bancorp, Inc., Class A	3,166	139,526
Republic First Bancorp, Inc.(1)	3,815	9,728
Riverview Bancorp, Inc.	2,994	22,724
Salisbury Bancorp, Inc.	62	1,816
Sandy Spring Bancorp, Inc.	19,669	684,875
SB Financial Group, Inc.	134	2,211
ServisFirst Bancshares, Inc.	7,912	599,888
Shore Bancshares, Inc.	1,205	23,992
Sierra Bancorp	3,475	75,199
Simmons First National Corp., Class A	25,507	592,017
SmartFinancial, Inc.	2,267	67,965
South Plains Financial, Inc.	2,649	82,013
Southern First Bancshares, Inc.(1)	1,448	71,676
Southside Bancshares, Inc.	8,927	324,407
SouthState Corp.	840	73,794
Stock Yards Bancorp, Inc.	18	1,332
Summit Financial Group, Inc.	1,425	40,413
Synovus Financial Corp.	16,965	714,735
Texas Capital Bancshares, Inc.(1)	19,250	1,154,808
Tompkins Financial Corp.	3,663	306,007
Towne Bank	26,674	861,570
TriCo Bancshares	13,380	729,210
Triumph Bancorp, Inc.(1)	9,789	584,991
Trustmark Corp.	18,782	687,046
UMB Financial Corp.	11,990	1,025,385
Umpqua Holdings Corp.	101,123	2,049,763
Union Bankshares, Inc.	156	3,853
United Community Banks, Inc.	276	10,756
United Security Bancshares	700	4,935
Unity Bancorp, Inc.	1,160	33,072
Univest Financial Corp.	10,161	286,642
Valley National Bancorp	88,160	1,116,106
Washington Federal, Inc.	31,340	1,105,362
Washington Trust Bancorp, Inc.	6,452	321,052
West BanCorp, Inc.	3,824	91,929
Wintrust Financial Corp.	13,907	1,271,517
		61,998,469
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	2,476	1,217,697

Biotechnology — 1.8%
Alector, Inc.(1)	18,340	155,707
Catalyst Pharmaceuticals, Inc.(1)	71,471	1,198,569
Cullinan Oncology, Inc.(1)	12,686	157,687
Dynavax Technologies Corp.(1)(2)	28,853	358,066
Emergent BioSolutions, Inc.(1)	26,140	321,522
Ironwood Pharmaceuticals, Inc.(1)	97,746	1,183,704
iTeos Therapeutics, Inc.(1)	9,249	186,367
Ligand Pharmaceuticals, Inc.(1)	7,062	514,820
Organogenesis Holdings, Inc.(1)	4,707	12,897
Ovid therapeutics, Inc.(1)	4	7
REGENXBIO, Inc.(1)	26,570	635,023
Tango Therapeutics, Inc.(1)	1,587	11,918
Vir Biotechnology, Inc.(1)	81,105	2,288,783
XOMA Corp.(1)	1,119	23,689
		7,048,759
Building Products — 0.8%
Apogee Enterprises, Inc.	13,170	635,453
Insteel Industries, Inc.	9,206	271,485
Masonite International Corp.(1)	15,018	1,130,405
Quanex Building Products Corp.	17,835	423,938
UFP Industries, Inc.	10,675	873,855
		3,335,136
Capital Markets — 1.9%
B. Riley Financial, Inc.	2,210	97,063
Cowen, Inc., Class A	13,043	504,242
Diamond Hill Investment Group, Inc.	855	152,156
Evercore, Inc., Class A	15,209	1,751,773
GAMCO Investors, Inc., Class A	544	8,704
Hennessy Advisors, Inc.	490	4,459
Janus Henderson Group PLC	43,067	1,089,164
Moelis & Co., Class A	9,176	396,587
Oppenheimer Holdings, Inc., Class A	2,286	95,235
Piper Sandler Cos.	7,975	1,145,688
Stifel Financial Corp.	16,908	1,086,339
StoneX Group, Inc.(1)	9,623	976,446
Virtus Investment Partners, Inc.	2,381	461,771
		7,769,627
Chemicals — 2.3%
AdvanSix, Inc.	20,486	843,204
American Vanguard Corp.	24,323	559,429
Cabot Corp.	35,373	2,604,160
Chemours Co.	77,791	2,415,411
Hawkins, Inc.	5,041	209,706
Intrepid Potash, Inc.(1)	6,770	244,059
Kronos Worldwide, Inc.	15,640	144,044
LSB Industries, Inc.(1)	21,847	337,099
Orion Engineered Carbons SA	21,130	396,821
Rayonier Advanced Materials, Inc.(1)	27,861	215,644
Stepan Co.	385	42,954
Tredegar Corp.	9,795	101,280
Tronox Holdings PLC, Class A	87,905	1,242,098
Valhi, Inc.	1,270	28,270
		9,384,179

Commercial Services and Supplies — 0.2%
Civeo Corp.(1)	5,607	164,229
Ennis, Inc.	4,672	108,530
Heritage-Crystal Clean, Inc.(1)	10,440	329,904
Interface, Inc.	23,294	252,274
Quad/Graphics, Inc.(1)	8,561	31,676
Team, Inc.(1)	9	6
		886,619
Communications Equipment — 0.5%
ViaSat, Inc.(1)	55,676	1,897,995
Construction and Engineering — 0.7%
Ameresco, Inc., Class A(1)	23,444	1,536,051
Dycom Industries, Inc.(1)	2,742	249,906
Great Lakes Dredge & Dock Corp.(1)	2	15
MYR Group, Inc.(1)	10,584	1,011,089
Northwest Pipe Co.(1)	1,947	72,934
Tutor Perini Corp.(1)	18,365	131,310
		3,001,305
Construction Materials — 0.1%
Eagle Materials, Inc.	3,974	541,815
United States Lime & Minerals, Inc.	69	9,590
		551,405
Consumer Finance — 1.8%
Atlanticus Holdings Corp.(1)	2,510	72,288
Bread Financial Holdings, Inc.	20,997	861,507
Consumer Portfolio Services, Inc.(1)	6,386	55,047
Encore Capital Group, Inc.(1)	10,145	511,308
EZCORP, Inc., Class A(1)	8,933	89,509
Green Dot Corp., Class A(1)	19,310	393,538
LendingClub Corp.(1)	30,933	318,919
Navient Corp.	64,213	1,064,009
Nelnet, Inc., Class A	4,308	424,510
OneMain Holdings, Inc.	14,192	558,597
Oportun Financial Corp.(1)	5,021	27,816
PRA Group, Inc.(1)	12,013	413,007
PROG Holdings, Inc.(1)	10,698	210,644
Regional Management Corp.	2,426	71,422
SLM Corp.	126,000	2,199,960
World Acceptance Corp.(1)	1,547	109,698
		7,381,779
Distributors†
Funko, Inc., Class A(1)	17	161
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.(1)	37,160	1,545,856
Grand Canyon Education, Inc.(1)	17,498	1,978,499
Laureate Education, Inc., Class A	132	1,383
Perdoceo Education Corp.(1)	49,829	715,046
Universal Technical Institute, Inc.(1)	25,324	183,346
		4,424,130
Diversified Financial Services — 0.5%
Alerus Financial Corp.	2,974	70,365
Jackson Financial, Inc., Class A	51,405	1,919,977
		1,990,342
Diversified Telecommunication Services — 0.7%
ATN International, Inc.	7,362	356,394

EchoStar Corp., Class A(1)	23,130	402,462
Iridium Communications, Inc.(1)	41,945	2,227,280
		2,986,136
Electrical Equipment — 1.4%
Atkore, Inc.(1)	27,592	3,370,363
Encore Wire Corp.	15,242	2,227,008
Preformed Line Products Co.	32	3,019
		5,600,390
Electronic Equipment, Instruments and Components — 1.8%
Bel Fuse, Inc., Class B	2,915	100,393
CTS Corp.	9,571	406,767
Daktronics, Inc.(1)	3,168	10,930
Kimball Electronics, Inc.(1)	4,447	102,681
Plexus Corp.(1)	2	220
Sanmina Corp.(1)	50,676	3,349,177
ScanSource, Inc.(1)	544	16,244
TTM Technologies, Inc.(1)	62,174	999,136
Vishay Intertechnology, Inc.	100,316	2,311,281
		7,296,829
Energy Equipment and Services — 2.6%
Archrock, Inc.	87,422	761,446
Bristow Group, Inc.(1)	12,875	334,750
Dril-Quip, Inc.(1)	17,312	407,524
Helmerich & Payne, Inc.	25,283	1,291,456
Nabors Industries Ltd.(1)	3,275	518,531
National Energy Services Reunited Corp.(1)	15,545	99,332
Natural Gas Services Group, Inc.(1)	3,161	34,929
Newpark Resources, Inc.(1)	37,589	150,732
Oceaneering International, Inc.(1)	42,804	650,193
Oil States International, Inc.(1)	6,690	45,157
ProPetro Holding Corp.(1)	58,748	645,053
Select Energy Services, Inc., Class A	2,624	21,491
TechnipFMC PLC(1)	141,486	1,754,426
TETRA Technologies, Inc.(1)	32,370	123,330
Transocean Ltd.(1)	252,508	1,073,159
US Silica Holdings, Inc.(1)	51,337	672,001
Weatherford International PLC(1)	38,393	1,666,256
		10,249,766
Entertainment — 0.2%
Madison Square Garden Entertainment Corp.(1)	9,626	463,203
Marcus Corp.(2)	10,749	174,564
		637,767
Food and Staples Retailing — 1.8%
Andersons, Inc.	8	308
HF Foods Group, Inc.(1)	1,687	7,490
Ingles Markets, Inc., Class A	12,928	1,307,021
Natural Grocers by Vitamin Cottage, Inc.	4,681	47,185
PriceSmart, Inc.	385	27,350
SpartanNash Co.	28,593	939,280
Sprouts Farmers Market, Inc.(1)	53,383	1,832,638
United Natural Foods, Inc.(1)	37,648	1,795,057
Village Super Market, Inc., Class A	2,044	46,072
Weis Markets, Inc.	13,414	1,169,835
		7,172,236

Food Products — 0.2%
Fresh Del Monte Produce, Inc.	16,780	464,470
Pilgrim's Pride Corp.(1)	5	131
Seneca Foods Corp., Class A(1)	2,432	156,329
		620,930
Health Care Equipment and Supplies — 0.6%
Co-Diagnostics, Inc.(1)(2)	13,905	41,854
FONAR Corp.(1)	475	8,939
Meridian Bioscience, Inc.(1)	21,524	688,768
OmniAb, Inc.(1)	24,084	85,257
OmniAb, Inc.(1)	2,678	6,745
OmniAb, Inc.(1)	2,678	6,540
QuidelOrtho Corp.(1)	19,355	1,695,692
Utah Medical Products, Inc.	574	51,120
		2,584,915
Health Care Providers and Services — 0.3%
Ensign Group, Inc.	2,000	190,000
Fulgent Genetics, Inc.(1)	14,748	534,910
Patterson Cos., Inc.	15,682	445,996
		1,170,906
Hotels, Restaurants and Leisure — 1.3%
BJ's Restaurants, Inc.(1)	11,392	365,455
Carrols Restaurant Group, Inc.(1)	3,216	4,792
Century Casinos, Inc.(1)	1,283	9,584
Cheesecake Factory, Inc.	31,204	1,093,388
Chuy's Holdings, Inc.(1)	12,506	396,315
Cracker Barrel Old Country Store, Inc.	11,748	1,348,671
Monarch Casino & Resort, Inc.(1)	8,431	715,370
ONE Group Hospitality, Inc.(1)	10,666	70,289
Playa Hotels & Resorts NV(1)	86,470	531,791
RCI Hospitality Holdings, Inc.	4,212	383,376
Red Robin Gourmet Burgers, Inc.(1)	4,768	39,527
Target Hospitality Corp.(1)	7,103	102,709
		5,061,267
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	2,642	50,172
Beazer Homes USA, Inc.(1)	151	2,061
Ethan Allen Interiors, Inc.	17,413	495,400
GoPro, Inc., Class A(1)	69,441	380,537
Green Brick Partners, Inc.(1)	16,758	405,208
Hooker Furnishings Corp.	1,512	25,719
Hovnanian Enterprises, Inc., Class A(1)	1,596	76,624
La-Z-Boy, Inc.	2,807	76,435
Legacy Housing Corp.(1)	241	4,222
Lifetime Brands, Inc.	267	2,245
M/I Homes, Inc.(1)	9,599	433,683
Meritage Homes Corp.(1)	5,900	509,819
Skyline Champion Corp.(1)	12,211	634,850
Taylor Morrison Home Corp.(1)	83,774	2,545,892
Tri Pointe Homes, Inc.(1)	64,724	1,193,510
Universal Electronics, Inc.(1)	3,515	76,873
VOXX International Corp.(1)	3,636	39,960
		6,953,210
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.(2)	7,348	664,480

Insurance — 4.1%
Ambac Financial Group, Inc.(1)	12,074	196,323
AMERISAFE, Inc.	316	18,761
Argo Group International Holdings Ltd.	16,906	459,505
Assured Guaranty Ltd.	24,964	1,661,854
Axis Capital Holdings Ltd.	36,618	2,107,732
Brighthouse Financial, Inc.(1)	38,401	2,140,472
CNO Financial Group, Inc.	47,671	1,119,315
Crawford & Co., Class A	616	3,899
Donegal Group, Inc., Class A	3,433	51,049
Employers Holdings, Inc.	10,283	477,851
Genworth Financial, Inc., Class A(1)	225,216	1,132,837
Hanover Insurance Group, Inc.	7,019	1,033,899
Horace Mann Educators Corp.	16,488	636,272
Investors Title Co.	100	15,354
NI Holdings, Inc.(1)	1,243	16,781
Oscar Health, Inc., Class A(1)	8,049	23,181
Primerica, Inc.	3,477	518,177
ProAssurance Corp.	11,387	227,626
Safety Insurance Group, Inc.	7,626	699,609
Selective Insurance Group, Inc.	16,785	1,613,374
SiriusPoint Ltd.(1)	23,183	151,153
Stewart Information Services Corp.	9,163	405,554
United Fire Group, Inc.	5,307	162,129
Unum Group	35,628	1,502,789
		16,375,496
Interactive Media and Services — 0.2%
Cars.com, Inc.(1)	40,989	605,817
Internet and Direct Marketing Retail†
Duluth Holdings, Inc., Class B(1)	5,416	47,444
Lands' End, Inc.(1)	5,925	68,493
		115,937
IT Services — 0.4%
Cass Information Systems, Inc.	2,275	98,917
Computer Task Group, Inc.(1)	1,148	8,679
International Money Express, Inc.(1)	2,379	51,672
Kyndryl Holdings, Inc.(1)	128,135	1,500,461
		1,659,729
Leisure Products — 0.8%
Acushnet Holdings Corp.	8	363
Malibu Boats, Inc., Class A(1)	12,932	746,306
MasterCraft Boat Holdings, Inc.(1)	8,678	223,198
Smith & Wesson Brands, Inc.	33,445	393,648
Sturm Ruger & Co., Inc.	12,455	684,153
Vista Outdoor, Inc.(1)	40,197	1,124,310
		3,171,978
Life Sciences Tools and Services — 0.3%
AbCellera Biologics, Inc.(1)	81,957	1,054,787
Machinery — 1.5%
Albany International Corp., Class A	14,081	1,427,391
Greenbrier Cos., Inc.	502	19,272
Kennametal, Inc.	52,388	1,384,091
L.B. Foster Co., Class A(1)	1,249	11,766
Mueller Industries, Inc.	39,583	2,722,123
REV Group, Inc.	19,917	276,647

Terex Corp.	220	10,100
Titan International, Inc.(1)	18,203	260,849
		6,112,239
Marine — 0.8%
Costamare, Inc.	40,936	394,623
Eagle Bulk Shipping, Inc.	8,195	421,633
Genco Shipping & Trading Ltd.	31,978	474,234
Matson, Inc.	28,602	1,823,663
Pangaea Logistics Solutions Ltd.	20,109	103,159
Safe Bulkers, Inc.	44,161	125,859
		3,343,171
Media — 0.4%
Audacy, Inc.(1)	33,969	9,753
Cumulus Media, Inc., Class A(1)	11,998	87,825
Entravision Communications Corp., Class A	30,218	168,012
PubMatic, Inc., Class A(1)	16,212	254,042
Scholastic Corp.	24,323	1,000,162
		1,519,794
Metals and Mining — 3.2%
Alpha Metallurgical Resources, Inc.	14,113	2,416,569
Ascent Industries Co.(1)	314	3,338
Carpenter Technology Corp.	5,940	243,896
Coeur Mining, Inc.(1)	50,065	175,228
Commercial Metals Co.	80,029	3,939,027
Haynes International, Inc.	266	13,289
Hecla Mining Co.	300,627	1,638,417
Kaiser Aluminum Corp.	1,433	129,543
Ramaco Resources, Inc.	17,058	195,314
Ryerson Holding Corp.	18,104	533,887
Schnitzer Steel Industries, Inc., Class A	17,163	589,206
SunCoke Energy, Inc.	69,425	587,336
TimkenSteel Corp.(1)	35,428	662,504
Warrior Met Coal, Inc.	45,948	1,691,805
		12,819,359
Multiline Retail — 1.4%
Big Lots, Inc.(2)	20,394	397,683
Dillard's, Inc., Class A(2)	2,962	1,065,432
Kohl's Corp.	51,314	1,646,153
Macy's, Inc.	110,954	2,607,419
		5,716,687
Oil, Gas and Consumable Fuels — 12.8%
Antero Midstream Corp.	95,299	1,079,738
Arch Resources, Inc.	10,926	1,690,798
Ardmore Shipping Corp.(1)	3,480	52,478
Berry Corp.	38,660	348,327
Brigham Minerals, Inc., Class A	34,503	1,222,441
California Resources Corp.	14,055	637,816
Callon Petroleum Co.(1)	29,950	1,255,504
Chord Energy Corp.	12,266	1,870,933
Civitas Resources, Inc.	23,874	1,608,153
CNX Resources Corp.(1)	23,917	415,438
Comstock Resources, Inc.	56,462	1,036,078
CONSOL Energy, Inc.	20,813	1,611,967
CVR Energy, Inc.	20,034	738,253
Delek US Holdings, Inc.	19,325	598,689

Denbury, Inc.(1)	21,188	1,901,835
DHT Holdings, Inc.	74,073	750,359
Dorian LPG Ltd.	17,956	349,603
Earthstone Energy, Inc., Class A(1)	33,331	527,963
EnLink Midstream LLC(1)	120,991	1,555,944
Epsilon Energy Ltd.	4,859	35,762
Equitrans Midstream Corp.	212,089	1,779,427
Evolution Petroleum Corp.	16,025	115,861
Hallador Energy Co.(1)(2)	16,621	169,534
Kimbell Royalty Partners LP(1)	37,600	649,352
Kosmos Energy Ltd.(1)	291,453	1,938,162
Laredo Petroleum, Inc.(1)	8,615	549,895
Magnolia Oil & Gas Corp., Class A	76,325	1,990,556
Matador Resources Co.	47,256	3,135,908
Murphy Oil Corp.	67,305	3,176,796
NACCO Industries, Inc., Class A	2,354	106,542
Overseas Shipholding Group, Inc., Class A(1)	20,289	58,229
PBF Energy, Inc., Class A	49,820	1,981,341
PDC Energy, Inc.	43,227	3,212,631
Peabody Energy Corp.(1)	42,983	1,372,877
Permian Resources Corp.	124,117	1,261,029
Plains GP Holdings LP, Class A(1)	98,281	1,300,258
Range Resources Corp.	66,188	1,910,848
Ranger Oil Corp., Class A	10,940	476,656
REX American Resources Corp.(1)	8,244	243,280
Riley Exploration Permian, Inc.	1,613	52,439
Ring Energy, Inc.(1)	66,787	180,325
SandRidge Energy, Inc.(1)	25,724	524,770
SFL Corp. Ltd.	84,617	828,400
SilverBow Resources, Inc.(1)(2)	8,443	294,745
SM Energy Co.	71,541	3,084,133
Talos Energy, Inc.(1)	55,708	1,094,662
Teekay Corp.(1)	3,514	15,637
VAALCO Energy, Inc.	39,518	204,703
World Fuel Services Corp.	5,559	158,154
		51,155,229
Paper and Forest Products — 1.3%
Clearwater Paper Corp.(1)	12,171	475,034
Louisiana-Pacific Corp.	51,611	3,292,782
Mercer International, Inc.	36,581	504,818
Sylvamo Corp.	16,706	903,627
		5,176,261
Personal Products — 0.4%
Nature's Sunshine Products, Inc.(1)	4,126	36,722
Nu Skin Enterprises, Inc., Class A	29,331	1,223,396
USANA Health Sciences, Inc.(1)	5,730	315,379
		1,575,497
Pharmaceuticals — 0.7%
Arvinas, Inc.(1)	24,127	990,172
Assertio Holdings, Inc.(1)(2)	15,274	47,349
Innoviva, Inc.(1)	45,675	599,713
Prestige Consumer Healthcare, Inc.(1)	12,782	785,582
ProPhase Labs, Inc.(2)	2,333	24,193
SIGA Technologies, Inc.	31,011	284,681

Supernus Pharmaceuticals, Inc.(1)	52	1,910
		2,733,600
Professional Services — 1.1%
CBIZ, Inc.(1)	23,033	1,143,588
CRA International, Inc.	1,512	186,369
Heidrick & Struggles International, Inc.	11,832	351,410
Kelly Services, Inc., Class A	7,404	125,794
Kforce, Inc.	4,885	288,557
Korn Ferry	30,155	1,719,740
TrueBlue, Inc.(1)	19,874	428,881
		4,244,339
Real Estate Management and Development — 1.0%
Douglas Elliman, Inc.	41,064	169,184
Five Point Holdings LLC, Class A(1)	14,515	31,352
Forestar Group, Inc.(1)	10,190	151,118
Howard Hughes Corp.(1)	16,266	1,212,468
Kennedy-Wilson Holdings, Inc.	78,106	1,329,364
Marcus & Millichap, Inc.	17,554	653,711
RE/MAX Holdings, Inc., Class A	12,693	264,014
		3,811,211
Road and Rail — 2.8%
ArcBest Corp.	15,963	1,321,258
Covenant Logistics Group, Inc.	4,475	171,795
Heartland Express, Inc.	33,067	553,542
Marten Transport Ltd.	42,552	906,783
PAM Transportation Services, Inc.(1)	3,478	97,488
Ryder System, Inc.	43,092	4,028,671
Saia, Inc.(1)	5,869	1,429,630
Schneider National, Inc., Class B	30,754	792,223
Universal Logistics Holdings, Inc.	1,657	62,916
US Xpress Enterprises, Inc., Class A(1)	5,048	11,409
Werner Enterprises, Inc.	42,636	1,875,131
		11,250,846
Semiconductors and Semiconductor Equipment — 2.5%
Alpha & Omega Semiconductor Ltd.(1)	13,415	470,598
Amkor Technology, Inc.	65,326	1,830,434
Axcelis Technologies, Inc.(1)	15,239	1,216,986
Diodes, Inc.(1)	29,419	2,713,314
Kulicke & Soffa Industries, Inc.	41,429	1,986,521
Photronics, Inc.(1)	46,191	868,391
SMART Global Holdings, Inc.(1)	5,138	86,884
Ultra Clean Holdings, Inc.(1)	19,079	679,785
		9,852,913
Software — 0.2%
Cleanspark, Inc.(1)(2)	13,052	29,367
InterDigital, Inc.	16,766	841,150
		870,517
Specialty Retail — 7.6%
Aaron's Co., Inc.	23,207	282,893
Abercrombie & Fitch Co., Class A(1)	37,746	905,149
Academy Sports & Outdoors, Inc.	43,180	2,179,726
American Eagle Outfitters, Inc.	90,517	1,431,979
AutoNation, Inc.(1)	11,121	1,378,003
Bed Bath & Beyond, Inc.(1)(2)	23,199	78,877
Big 5 Sporting Goods Corp.(2)	10,404	129,114

Buckle, Inc.	18,874	829,512
Build-A-Bear Workshop, Inc.	9,659	229,401
Caleres, Inc.	30,168	728,859
Cato Corp., Class A	10,167	105,737
Chico's FAS, Inc.(1)	92,914	545,405
Children's Place, Inc.(1)	6,298	223,579
Citi Trends, Inc.(1)	4,400	132,968
Conn's, Inc.(1)	10,875	108,315
Container Store Group, Inc.(1)	13,676	64,961
Designer Brands, Inc., Class A	41,874	640,672
Destination XL Group, Inc.(1)	23,632	157,389
Dick's Sporting Goods, Inc.	1,153	137,876
Foot Locker, Inc.	75,023	2,985,915
Gap, Inc.	173,328	2,520,189
Genesco, Inc.(1)	10,031	523,618
Group 1 Automotive, Inc.	7,118	1,376,194
Guess?, Inc.	23,094	479,431
Haverty Furniture Cos., Inc.	11,215	353,609
Hibbett, Inc.	8,763	584,142
MarineMax, Inc.(1)	15,373	507,770
Murphy USA, Inc.	10,749	3,179,662
ODP Corp.(1)	27,928	1,344,175
Rent-A-Center, Inc.	27,958	673,508
Shoe Carnival, Inc.	11,530	304,507
Signet Jewelers Ltd.	30,487	1,981,655
Sonic Automotive, Inc., Class A	16,883	897,163
Tilly's, Inc., Class A	11,039	104,871
TravelCenters of America, Inc.(1)	12,651	647,099
Urban Outfitters, Inc.(1)	45,731	1,323,455
Zumiez, Inc.(1)	11,140	259,005
		30,336,383
Technology Hardware, Storage and Peripherals†
Immersion Corp.(1)	2,525	18,332
Super Micro Computer, Inc.(1)	135	12,181
		30,513
Textiles, Apparel and Luxury Goods — 1.6%
Capri Holdings Ltd.(1)	4,003	229,572
Crown Crafts, Inc.	31	183
Delta Apparel, Inc.(1)	349	4,607
G-III Apparel Group Ltd.(1)	29,152	630,558
Lakeland Industries, Inc.(1)	1,868	24,900
Movado Group, Inc.	9,896	318,552
Oxford Industries, Inc.	10,815	1,220,581
PVH Corp.	40,078	2,692,440
Under Armour, Inc., Class A(1)	65,786	657,860
Under Armour, Inc., Class C(1)	67,665	590,039
Unifi, Inc.(1)	4,426	38,772
Vera Bradley, Inc.(1)	5,863	22,279
		6,430,343
Thrifts and Mortgage Finance — 4.5%
Axos Financial, Inc.(1)	22,120	887,233
Bridgewater Bancshares, Inc.(1)	5,299	102,112
Enact Holdings, Inc.	9,161	227,193
Essent Group Ltd.	51,548	2,066,559
Federal Agricultural Mortgage Corp., Class C	4,325	544,301

Flagstar Bancorp, Inc.	25,156	944,356
FS Bancorp, Inc.	2,126	72,709
Greene County Bancorp, Inc.	134	10,220
Hingham Institution For Savings	254	74,544
Home Bancorp, Inc.	1,338	57,507
Kearny Financial Corp.	17,555	169,757
Luther Burbank Corp.	2,236	26,519
Merchants Bancorp	8,404	215,058
MGIC Investment Corp.	164,333	2,256,292
Mr. Cooper Group, Inc.(1)	41,366	1,868,089
New York Community Bancorp, Inc.(2)	197,268	1,844,456
NMI Holdings, Inc., Class A(1)	46,085	992,210
Northfield Bancorp, Inc.	13,146	209,679
OP Bancorp	1,343	15,713
PennyMac Financial Services, Inc.	13,369	797,595
Provident Financial Services, Inc.	33,500	754,755
Radian Group, Inc.	83,928	1,642,471
Southern Missouri Bancorp, Inc.	2,022	104,861
Territorial Bancorp, Inc.	886	20,112
Timberland Bancorp, Inc.	1,932	67,040
TrustCo Bank Corp. NY	7,964	309,322
Walker & Dunlop, Inc.	7,149	638,477
Waterstone Financial, Inc.	5,837	97,770
WSFS Financial Corp.	16,282	789,840
		17,806,750
Trading Companies and Distributors — 5.2%
Air Lease Corp.	71,342	2,755,228
Alta Equipment Group, Inc.	328	3,949
BlueLinx Holdings, Inc.(1)	8,216	570,190
Boise Cascade Co.	30,369	2,248,521
GATX Corp.	23,779	2,681,082
Global Industrial Co.	41	1,009
H&E Equipment Services, Inc.	19,829	831,430
Herc Holdings, Inc.	16,622	2,130,442
McGrath RentCorp	16,229	1,592,390
NOW, Inc.(1)	55,054	687,074
Rush Enterprises, Inc., Class A	9,809	505,458
Rush Enterprises, Inc., Class B	3,156	167,236
Textainer Group Holdings Ltd.	27,393	834,939
Titan Machinery, Inc.(1)	15,411	678,546
Triton International Ltd.	53,558	3,613,558
Veritiv Corp.	10,281	1,383,206
		20,684,258
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	74,189	781,952
United States Cellular Corp.(1)	10,515	223,549
		1,005,501
TOTAL COMMON STOCKS (Cost $326,066,824)		399,665,843
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	152,474	152,474

State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,321,133	3,321,133
TOTAL SHORT-TERM INVESTMENTS (Cost $3,473,607)		3,473,607
TOTAL INVESTMENT SECURITIES—100.8% (Cost $329,540,431)		403,139,450
OTHER ASSETS AND LIABILITIES — (0.8)%		(3,167,808)
TOTAL NET ASSETS — 100.0%		$399,971,642

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,947,791. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,054,412 which includes security collateral of $733,279.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.